Financial risk management, Foreign Currency Risk (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Foreign currency risk [Abstract]
Surplus of foreign currency receivables and financial assets over payables	$ 80,300,000	$ 16,900
Cash and cash equivalents	710,346,000	123,237,000	$ 116,329,000	$ 22,037,000
Contingent consideration liability	(116,316,000)	(92,754,000)	$ (64,949,000)
Borrowings	(570,811,000)	(9,173,000)
Impact on post-tax profit/(loss) [Abstract]
Expected credit losses	211,000	533,000
AUD [Member]
Foreign currency risk [Abstract]
Cash and cash equivalents	227,312,000	58,649,000
Trade receivables	734,000	26,478,000
Financial assets	50,000,000
Trade payables	(12,363,000)	(67,581,000)
Government grant liability	0	0
Decommissioning liability	0	0
Contingent consideration liability	(838,000)	0
Borrowings	$ (538,056,000)	$ 0
Foreign Currency Risk [Member] | USD [Member]
Foreign currency risk [Abstract]
Percentage of cash in foreign currency	64.80%	49.20%
Cash and cash equivalents	$ 460,664,000	$ 60,659,000
Trade receivables	136,525,000	37,131,000
Financial assets	0
Trade payables	(76,881,000)	(9,224,000)
Government grant liability	0	0
Decommissioning liability	0	0
Contingent consideration liability	(91,417,000)	(64,231,000)
Borrowings	$ 0	$ 0
Foreign Currency Risk [Member] | AUD [Member]
Foreign currency risk [Abstract]
Percentage of cash in foreign currency	32.00%	47.50%
Foreign Currency Risk [Member] | EUR [Member]
Foreign currency risk [Abstract]
Percentage of cash in foreign currency	2.80%	3.00%
Cash and cash equivalents	$ 20,169,000	$ 3,678,000
Trade receivables	2,367,000	1,168,000
Financial assets	6,093,000
Trade payables	(22,052,000)	(4,721,000)
Government grant liability	(3,000,000)	(2,550,000)
Decommissioning liability	(11,702,000)	(5,333,000)
Contingent consideration liability	(24,061,000)	0
Borrowings	$ (15,255,000)	$ (9,173,000)
Foreign Currency Risk [Member] | CHF [Member]
Foreign currency risk [Abstract]
Percentage of cash in foreign currency	0.10%	0.10%
Cash and cash equivalents	$ 574,000	$ 118,000
Trade receivables	0	0
Financial assets	0
Trade payables	(746,000)	0
Government grant liability	0	0
Decommissioning liability	0	0
Contingent consideration liability	0	0
Borrowings	$ 0	$ 0
Foreign Currency Risk [Member] | JPY [Member]
Foreign currency risk [Abstract]
Percentage of cash in foreign currency	0.00%	0.10%
Cash and cash equivalents	$ 208,000	$ 133,000
Trade receivables	0	0
Financial assets	0
Trade payables	(28,000)	(8,000)
Government grant liability	0	0
Decommissioning liability	0	0
Contingent consideration liability	0	0
Borrowings	$ 0	$ 0
Foreign Currency Risk [Member] | GBP [Member]
Foreign currency risk [Abstract]
Percentage of cash in foreign currency	0.10%	0.00%
Cash and cash equivalents	$ 1,011,000	$ 0
Trade receivables	0	0
Financial assets	0
Trade payables	(1,608,000)	(162,000)
Government grant liability	0	0
Decommissioning liability	0	0
Contingent consideration liability	0	0
Borrowings	$ 0	$ 0
Foreign Currency Risk [Member] | CAD [Member]
Foreign currency risk [Abstract]
Percentage of cash in foreign currency	0.10%	0.00%
Cash and cash equivalents	$ 408,000	$ 0
Trade receivables	99,000	0
Financial assets	0
Trade payables	(1,890,000)	(8,000)
Government grant liability	0	0
Decommissioning liability	0	0
Contingent consideration liability	0	0
Borrowings	0	0
10% Increase [Member]
Impact on post-tax profit/(loss) [Abstract]
Profit/(loss)	(13,624,000)	3,195,000
Equity	(23,570,000)	(8,139,000)
Expected credit losses	211,000	533,000
10% Increase [Member] | USD [Member]
Impact on post-tax profit/(loss) [Abstract]
Profit/(loss)	(16,040,000)	1,699,000
Equity	(24,189,000)	(7,860,000)
10% Increase [Member] | EUR [Member]
Impact on post-tax profit/(loss) [Abstract]
Profit/(loss)	2,413,000	1,496,000
Equity	553,000	(231,000)
10% Increase [Member] | CHF [Member]
Impact on post-tax profit/(loss) [Abstract]
Profit/(loss)	0	0
Equity	68,000	(29,000)
10% Increase [Member] | JPY [Member]
Impact on post-tax profit/(loss) [Abstract]
Profit/(loss)	1,000	0
Equity	(17,000)	(12,000)
10% Increase [Member] | GBP [Member]
Impact on post-tax profit/(loss) [Abstract]
Profit/(loss)	2,000	0
Equity	52,000	0
10% Increase [Member] | CAD [Member]
Impact on post-tax profit/(loss) [Abstract]
Profit/(loss)	0	0
Equity	(37,000)	(7,000)
10% Decrease [Member]
Impact on post-tax profit/(loss) [Abstract]
Profit/(loss)	16,652,000	(3,903,000)
Equity	28,808,000	9,946,000
10% Decrease [Member] | USD [Member]
Impact on post-tax profit/(loss) [Abstract]
Profit/(loss)	19,605,000	(2,076,000)
Equity	29,564,000	9,606,000
10% Decrease [Member] | EUR [Member]
Impact on post-tax profit/(loss) [Abstract]
Profit/(loss)	(2,949,000)	(1,828,000)
Equity	(676,000)	283,000
10% Decrease [Member] | CHF [Member]
Impact on post-tax profit/(loss) [Abstract]
Profit/(loss)	0	0
Equity	(83,000)	35,000
10% Decrease [Member] | JPY [Member]
Impact on post-tax profit/(loss) [Abstract]
Profit/(loss)	(1,000)	0
Equity	21,000	14,000
10% Decrease [Member] | GBP [Member]
Impact on post-tax profit/(loss) [Abstract]
Profit/(loss)	(3,000)	1,000
Equity	(64,000)	0
10% Decrease [Member] | CAD [Member]
Impact on post-tax profit/(loss) [Abstract]
Profit/(loss)	0	0
Equity	45,000	8,000
Credit Risk [Member]
Foreign currency risk [Abstract]
Trade receivables	139,656,000	65,310,000
Impact on post-tax profit/(loss) [Abstract]
Expected credit losses	$ 211,000	$ 533,000